Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and intangible assets
Schedule of the changes in the carrying amount of goodwill

	Years ended December 31,
	2014	2015
	RMB	RMB	US$
Balance at beginning of the year	—	—	—
Goodwill acquired (Note 3)	—	10,755	1,660
Foreign currency translation adjustment	—	—	—

Balance at end of the year	—	10,755	1,660

Schedule of annual estimated amortization expense of the acquired intangible asset

The annual estimated amortization expense of the acquired intangible asset for each of the next five years is as follows:

Years ending December 31,	RMB	US$
2016	1,250	193
2017	1,250	193
2018	1,250	193
2019	1,250	193
2020	1,250	193

Schedule of indefinite-lived intangible assets
	As of December 31,
	2014	2015
	RMB	RMB	US$
Domain name	2,849	2,986	461
Trademark	—	849	131

Total	2,849	3,835	592